SUPPLEMENT DATED MARCH 1, 2011

TO THE STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2011

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2011:

Sterling Capital Short-Term Bond Fund (formerly BB&T Short U.S. Government Fund) (the “Fund”)

Sterling Capital Short-Term Bond Fund | Prospectus, Class A, B and C

Retail Prospectus

Effective March 1, 2011, the maximum sales charge applicable to purchases of Fund shares has been lowered. Accordingly, the following replaces the text under the heading “Fee Table — Shareholder Fees” with respect to the Fund in the Retail Prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Sterling Capital Short-Term Bond Fund (Class A)	Sterling Capital Short-Term Bond Fund Prospectus, Class A, B and C Class A, Sterling Capital Short-Term Bond Fund
Shareholder Fees Column [Text]	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none
Redemption Fee	none

Effective March 1, 2011, the management fee paid by the Fund has been lowered. Accordingly, the following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Retail Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Sterling Capital Short-Term Bond Fund (Class A)		Sterling Capital Short-Term Bond Fund Prospectus, Class A, B and C Class A, Sterling Capital Short-Term Bond Fund
Operating Expenses Column [Text]		Class A Shares
Management Fees		0.34%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses		0.25%
Total Annual Fund Operating Expenses		1.09%
Fee Waiver or Expense Reimbursement	[1]	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	0.80%
[1]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from March 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.
[2]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of March 1, 2011, as if such reduction had been in effect during the fiscal year ended September 30, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

In addition, the following replaces the text under the heading "Example" with respect to the Fund:
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Sterling Capital Short-Term Bond Fund (Class A) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Short-Term Bond Fund Prospectus, Class A, B and C Class A, Sterling Capital Short-Term Bond Fund	Class A Shares	332	562	811	1,522

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Sterling Capital Short-Term Bond Fund (Class A) (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Short-Term Bond Fund Prospectus, Class A, B and C Class A, Sterling Capital Short-Term Bond Fund	Class A Shares	332	562	811	1,522

[1]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of March 1, 2011, as if such reduction had been in effect during the fiscal year ended September 30, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

Sterling Capital Short-Term Bond Fund | Prospectus, Institutional Class
Institutional Prospectus The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Institutional Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Sterling Capital Short-Term Bond Fund (Class Institutional)		Sterling Capital Short-Term Bond Fund Prospectus, Institutional Class Class Institutional, Sterling Capital Short-Term Bond Fund
Operating Expenses Column [Text]		Institutional Shares
Management Fees		0.34%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.59%
Fee Waiver or Expense Reimbursement	[1]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	0.55%
[1]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from March 1, 2011 through January 31, 2012. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
[2]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of March 1, 2011, as if such reduction had been in effect during the fiscal year ended September 30, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Sterling Capital Short-Term Bond Fund (Class Institutional) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Sterling Capital Short-Term Bond Fund Prospectus, Institutional Class Class Institutional, Sterling Capital Short-Term Bond Fund	Institutional Shares	57	185	326	734

Retail Prospectus and Institutional Prospectus

The second and third paragraphs under the heading “Strategy, Risks and Performance — Principal Strategy” with respect to the Fund are replaced with the following:

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

[1]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of March 1, 2011, as if such reduction had been in effect during the fiscal year ended September 30, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000889284
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Supplement [Text Block]	bicax_SupplementTextBlock

SUPPLEMENT DATED MARCH 1, 2011

TO THE STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2011

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2011:

Sterling Capital Short-Term Bond Fund (formerly BB&T Short U.S. Government Fund) (the “Fund”)

Sterling Capital Short-Term Bond Fund | Prospectus, Class A, B and C
Shareholder Fees	rr_ShareholderFeesAbstract
Supplement Shareholder Fees [Text Block]	bicax_SupplementShareholderFeesTextBlock

Retail Prospectus

Effective March 1, 2011, the maximum sales charge applicable to purchases of Fund shares has been lowered. Accordingly, the following replaces the text under the heading “Fee Table — Shareholder Fees” with respect to the Fund in the Retail Prospectus:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Supplement Annual Fund Operating Expenses [Text Block]	bicax_SupplementAnnualFundOperatingExpensesTextBlock

Effective March 1, 2011, the management fee paid by the Fund has been lowered. Accordingly, the following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Retail Prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	bicax_SupplementExpenseExampleTextBlock	In addition, the following replaces the text under the heading "Example" with respect to the Fund:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Sterling Capital Short-Term Bond Fund | Prospectus, Class A, B and C | Class A, Sterling Capital Short-Term Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	332
3 Years	rr_ExpenseExampleYear03	562
5 Years	rr_ExpenseExampleYear05	811
10 Years	rr_ExpenseExampleYear10	1,522
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	332
3 Years	rr_ExpenseExampleNoRedemptionYear03	562
5 Years	rr_ExpenseExampleNoRedemptionYear05	811
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,522
Sterling Capital Short-Term Bond Fund | Prospectus, Institutional Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Supplement Annual Fund Operating Expenses [Text Block]	bicax_SupplementAnnualFundOperatingExpensesTextBlock	Institutional Prospectus The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Institutional Prospectus:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	bicax_SupplementExpenseExampleTextBlock	In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy, Risks and Performance	bicax_StrategyRisksAndPerformanceAbstract
Supplement Principal Strategy [Text Block]	bicax_SupplementPrincipalStrategyTextBlock

Retail Prospectus and Institutional Prospectus

The second and third paragraphs under the heading “Strategy, Risks and Performance — Principal Strategy” with respect to the Fund are replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years.
Sterling Capital Short-Term Bond Fund | Prospectus, Institutional Class | Class Institutional, Sterling Capital Short-Term Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1],[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	185
5 Years	rr_ExpenseExampleYear05	326
10 Years	rr_ExpenseExampleYear10	734

[1]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of March 1, 2011, as if such reduction had been in effect during the fiscal year ended September 30, 2010. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from March 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser. Additionally, the Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from February 1, 2011 through January 31, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.
[3]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from March 1, 2011 through January 31, 2012. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.